Pledge Assets (Details) - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Related to trading activities:
Equity securities		$ 23,032	$ 27,440
Total pledged asset related to trading activities		123,608	121,507
Related to VIEs:
Assets	[1]	1,955,163	1,927,555
Loans eligible for repurchase from GNMA securitizations		179	568
Total pledged assets		496,161	600,664
VIEs that we consolidate [Member]
Related to VIEs:
Assets		13,983	14,505
Reported value measurement [Member] | VIEs that we consolidate [Member]
Related to VIEs:
Assets		12,146	14,368
Reported value measurement [Member] | Total VIEs and Transfers that we account for as secured borrowings [Member]
Related to VIEs:
Total pledged assets		12,325	14,936
Related to non-trading activities [Member]
Related to non-trading activities:
Loans		344,220	406,106
Deb securities:
Available-for-sale		57,289	61,126
Held-to-maturity		17,290	3,685
Other financial assets		230	2,266
Related to VIEs:
Total pledged assets		419,029	473,183
Related to trading activities [Member]
Related to trading activities:
Trading debt securities and other		19,572	51,083
Equity securities		470	1,379
Total pledged asset related to trading activities		64,807	112,545
Related to trading activities [Member] | Repledged third-party owned debt and equity securities [Member]
Related to trading activities:
Total pledged asset related to trading activities		$ 44,765	$ 60,083

[1]	Our consolidated assets at December 31, 2020 and 2019, included the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Debt securities, $967 million and $540 million; Net loans, $10.9 billion and $13.2 billion; All other assets, $310 million and $658 million; and Total assets, $12.1 billion and $14.4 billion, respectively. Prior period balances have been conformed to current period presentation.